Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Measurements
Fair Value Measurements - Recurring Measurements (Table)
Significant Other Observable Inputs (Level 2)
Recurring measurements:	June 30, 2021	December 31, 2020

Assets
Interest rate swaps	4,008	—
Total	$4,008	—

Liabilities
Interest rate swaps	1,332	2,666
Total	$1,332	$2,666